NET EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table sets forth the computation of basic and diluted net earnings (loss) per share from continuing operations:

	Year ended December 31,
	2014	2013	2012
Numerator:

Numerator for basic net earnings per share - Net income (loss) from continuing operations	$13,453	$6,320	$1,833
Effect of diluting securities	-	-	-

Numerator for diluted net earnings per share - Net income (loss) from continuing operations	$13,453	$6,320	$1,833

Denominator:

Denominator for basic net earnings per share - weighted-average number of shares outstanding (in thousands)	7,446	5,558	5,166

Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises (in thousands)	7,727	5,697	5,166

Basic net earnings (loss) per share from continuing operations	$1.81	$1.14	$0.35

Diluted net earnings (loss) per share from continuing operations	$1.74	$1.10	$0.35

The following table sets forth the computation of basic and diluted net loss per share from discontinuing operations:

	Year ended December 31,
	2014	2013	2012
Numerator:

Numerator for basic net earnings per share - Net loss from discontinuing operations	$-	$-	$(630)

Numerator for diluted net earnings per share - Net loss from continuing operations	$-	$-	$(630)

Denominator:

Denominator for basic net earnings per share - weighted-average number of shares outstanding (in thousands)	-	-	5,166

Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises (in thousands)	-	-	5,166

Basic net loss per share from discontinuing operations	$-	$-	$(0.12)

Diluted net loss per share from discontinuing operations	$-	$-	$(0.12)